Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2019
Total revenue	$ 318,000	$ 318,000	$ 675,000	$ 548,000	$ 225,254	$ 1,268,988
Cost of goods sold	71,000	101,000	99,000	160,000	183,681	303,720
Gross profit	247,000	217,000	576,000	388,000	41,573	965,268
Operating expenses:
Labor and related					454,179	1,302,391
Compensation and benefits	405,000	306,000	787,000	493,000
Selling, general, and administrative	1,741,000	1,719,000	2,653,000	1,882,000	1,055,805	4,799,030
Research and development	167,000	82,000	245,000	82,000	207,600	351,670
Total operating expenses	2,313,000	2,107,000	3,685,000	2,457,000	1,717,584	6,453,091
Loss from operations	(2,066,000)	(1,890,000)	(3,109,000)	(2,069,000)	(1,676,011)	(5,487,823)
Other income (expense):
Change in fair value of derivative liability	148,000		283,000			19,491
Gain on extinguishment of derivative liability	286,000		286,000		41,000
Private placement costs	(17,000)		(279,000)			(238,395)
Gain on forgiveness of accrued interest					21,000
Extinguishment of derivative liabilities						145,565
Interest expense	(217,000)	(16,000)	(406,000)	(20,000)		(226,239)
Interest income					39	37
Other income (expense), net	200,000	(16,000)	(116,000)	(20,000)	62,039	(299,541)
Net loss	$ (1,866,000)	$ (1,906,000)	$ (3,225,000)	$ (2,089,000)	$ (1,613,972)	$ (5,787,364)
Net loss per share, basic and diluted	$ (0.03)	$ (0.05)	$ (0.06)	$ (0.05)	$ (0.05)	$ (0.14)
Weighted average common shares outstanding - basic and diluted	58,728,752	39,223,665	57,512,526	39,211,943	35,100,108	42,808,603
Sales, Net [Member]
Total revenue	$ 307,000	$ 309,000	$ 658,000	$ 533,000	$ 225,254	$ 1,237,200
Distributor License Fees [Member]
Total revenue	$ 11,000	$ 9,000	$ 17,000	$ 15,000		$ 31,788